As filed with the Securities and Exchange Commission on August 7, 2000 Registration Nos.
33-88458
811-08946

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                 FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                              [_]
Post-Effective Amendment No. 8                           [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 24                                         [X]
                       (Check appropriate box or boxes)

                              SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive,
                       Newport Beach, California  92660
        (Address of Depositor's Principal Executive Offices)(Zip Code)

                                (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
                    (Name and Address of Agent for Service)

                       Copies of all communications to:

         Diane N. Ledger                      Jane A. Kanter, Esq.
  Pacific Life Insurance Company             Dechert Price & Rhoads
         P.O. Box 9000                        1775 Eye Street, N.W.
   Newport Beach, CA 92658-9030            Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering______________________________


It is proposed that this filing will become effective (check appropriate box)

     [X] immediately upon filing pursuant to paragraph (b) of Rule 485
     [_] on _____________ pursuant to paragraph (b) of Rule 485
     [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: interests in the Separate Account under Pacific One individual flexible premium deferred variable annuity contracts.

Filing Fee:  None

                                  PROSPECTUS

(Included in Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-4, Accession No. 0001017062-00-000957, filed on April 21, 2000, and incorporated by reference herein.)

                      STATEMENT OF ADDITIONAL INFORMATION

(Included in Post-Effective Amendment No. 7 to the Registration's Registration Statement on Form N-4, Accession No. 0001017062-00-000957, filed on April 21, 2000, and incorporated by reference herein.)

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+A registration statement for Pacific Select Fund relating to shares of the + +Focused 30 and Strategic Value Portfolios has been filed with the Securities + +and Exchange Commission, but has not yet become effective. The information in +
+the Prospectus is not complete and may be changed. Interests in the new       +
+Investment Options and shares of the Focused 30 and Strategic Value           +
+Portfolios may not be sold until the Fund's registration statement is         +
+effective. This supplement and Preliminary Prospectus are not an offer to + +sell interests in the Investment Options or shares of the Focused 30 and + +Strategic Value Portfolios and do not solicit an offer to buy interests or +
+shares in any state where the offer or sale is not permitted.                 +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

                 Supplement to Prospectus Dated May 1, 2000 for
                    Pacific One, a variable annuity contract issued by Pacific Life Insurance Company

                       Date of Supplement: August 7, 2000

This supplement changes the Prospectus to reflect the following:

                      ---------------------------------------------------------
Two new Variable       The new Investment Options will invest in two new
Investment Options     Portfolios of the Pacific Select Fund called the
will be available      Focused 30 and Strategic Value Portfolios. Below is
October 2, 2000        information summarizing the new Portfolios.

 . Focused 30           Pacific Life Insurance Company, the adviser, and the
 . Strategic Value      Fund have retained Janus Capital Corporation as
                       Portfolio manager.

                      -------------------------------------------------------------------------
                                                                        Primary Investments
                       Portfolio                 Objective           (under normal circumstances)
                      -------------------------------------------------------------------------
                       Focused 30       Long-term growth of capital.   Common stocks selected
                                                                       for their growth
                                                                       potential.
                       Strategic Value  Long-term growth of capital.   Common stocks with the
                                                                       potential for long-term
                                                                       growth of capital.
                      -------------------------------------------------------------------------

                       This chart is only a summary. For more complete information on the Portfolios, including a discussion of each Portfolio's investment techniques and the risks associated with its investments, see the accompanying Fund Preliminary Prospectus. You should read the Prospectus carefully.

                      ---------------------------------------------------------
An Overview of         The following is added to the chart under Fees and
Pacific One            Expenses Paid by the Pacific Select Fund:
is amended

                      -------------------------------------------------------------
                       Portfolio         Advisory fee Other expenses Total expenses
                      -------------------------------------------------------------
                                        As an annual % of average daily net assets
                      Focused 30*           0.95          0.08           1.03
                      Strategic Value*      0.95          0.08           1.03

                       * Other expenses are estimated. There were no actual
                         advisory fees or other expenses for these Portfolios in 1999 because the Portfolios will start on October 2, 2000. See page 7 of the Preliminary Prospectus for information about expense caps through December 31, 2001 for these Portfolios.

                      ---------------------------------------------------------
                       The following is added to Examples:

                       The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract, surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $80,000

                       . the Investment Options have an annual return of 5%

                       . the Annual Fee is deducted even when the Contract
                         Value goes over $100,000 and a waiver would normally apply.

                       without rider reflects the expenses you would pay if you did not buy the optional Enhanced Guaranteed Minimum Death Benefit Rider.

                       with rider reflects the expenses you would pay if you bought the optional Enhanced Guaranteed Minimum Death Benefit Rider. These expenses depend on the age of the youngest Annuitant on the Contract Date.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                       ---------------------------------------------------------
                                                         Expenses($)
                       ---------------------------------------------------------
                       Variable Account          1 yr   3 yr   5 yr   10 yr
                       ---------------------------------------------------------
                       Focused 30
                       without rider             25     77     132    281
                       with rider: age 0-65      26     80     137    291
                       with rider: age 66-75     28     86     147    310
                       ---------------------------------------------------------
                       Strategic Value
                       without rider             25     77     132    281
                       with rider: age 0-65      26     80     137    291
                       with rider: age 66-75     28     86     147    310
                       ---------------------------------------------------------

                      ---------------------------------------------------------
Choosing Your          This information is added to the discussion in the
Investment Options     Prospectus on Choosing your Investment Options.
is amended
                       You may instruct us to allocate all or part of your Purchase Payments to the Focused 30 and Strategic Value
                       Investment Options on or after October 2, 2000. You may not allocate your Purchase Payments to these Investment
                       Options prior to October 2, 2000, when the Options first become available.

                      ---------------------------------------------------------
Transfers is           This information is added to the discussion in the
amended                Prospectus on Transfers.

                       You may instruct us to transfer Accumulated Value to a Variable Investment Option and specify a future date on which the Accumulated Value is to be transferred. This instruction may cover any Variable Investment Option currently available under your contract and the Focused 30 and Strategic Value Investment Options. For the Focused 30 and Strategic Value Investment Options, you may not specify a date prior to October 2, 2000, when the Options first become available. If you specify October 2, 2000 for the Focused 30 and Strategic Value Investment Option, and we receive the instructions prior to that date, the requested amount will be transferred effective as of the close of business on October 2, 2000. You may revoke your transfer instructions at any time before we transfer Accumulated Value by providing us with a revocation in proper form, which we must receive not later than 4:00 p.m. Eastern time on the last Business Day before the date you have specified for a transfer. While highly remote, there is a possibility that the Focused 30 and Strategic Value Investment Options will not become effective on October 2, 2000, in which case we would not effect the transfer to these Options, and your Accumulated Value would remain in the Investment Option from which you requested it be transferred until the day the Focused 30 and Strategic Value Portfolios become effective, if ever, unless you instruct us otherwise.

                      ---------------------------------------------------------
Choosing Your          This information is added to the discussion in the
Annuity Option         Prospectus on Choosing Your Annuity Option.
is amended

                       If you annuitize and select the variable annuity payment option, the Focused 30 and Strategic Value Variable Investment Options will be available effective October 2, 2000, unless the Focused 30 and Strategic Value Portfolios do not become effective on that date.

Part C:  OTHER INFORMATION

         Item 24.  Financial Statements and Exhibits
                   ---------------------------------

                   (a)  Financial Statements

                        Part A:  None

                        Part B:

                        (1) Registrant's Financial Statements

                        Audited Financial Statements dated as of December 31, 1999 which are incorporated by reference from the 1999 Annual Report include the following for Separate Account A:

                                Statements of Assets and Liabilities
                                Statements of Operations
                                Statements of Changes in Net Assets
                                Notes to Financial Statements

                        (2) Depositor's Financial Statements

                        Audited Consolidated Financial Statements dated as of December 31, 1999 and 1998, and for the three year period ending December 31, 1999 included in Part B include the following for Pacific Life:

                                Independent Auditors' Report
                                Consolidated Statements of Financial Condition Consolidated Statements of Operations Consolidated Statements of Stockholder's Equity Consolidated Statements of Cash Flows
                                Notes to Consolidated Financial Statements

                   (b)  Exhibits

                   1.   (a)  Resolution of the Board of Directors of the
                             Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A /1/

                        (b) Memorandum Establishing Two New Variable Accounts - Aggressive Equity and Emerging Markets
                             Portfolios /3/

                        (c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws /5/

                   2.   Not applicable

                   3.   (a)  Distribution Agreement between Pacific Mutual Life
                             and Pacific Mutual Distributors, Inc., formerly Pacific Equities Network ("PMD")/3/

                        (b) Form of Selling Agreement between Pacific Mutual Life, PMD and Various Broker-Dealers/1/

                   4.   (a)  Form of Individual Flexible Premium Deferred
                             Variable Accumulation Annuity Contract/2/

                        (b)  Qualified Plan Loan Endorsement/1/

                        (c)  Individual Retirement Annuity Rider/1/

                        (d)  Qualified Pension Plan Rider/1/

                        (e)  403(b) Tax-Sheltered Annuity Rider/4/

                        (f)  Section 457 Plan Rider/1/

                        (g) Endorsement for 403(b) Texas Optional Retirement Program (ORP)/1/

                        (h)  Qualified Plan Loan Endorsement/1/

                        (i)  IRA Rider (Form R-IRA 198)/5/

                        (j)  Roth IRA Rider (Form R-RIRA 198)/5/

                        (k)  Simple IRA Rider (Form R-SIRA 198)/5/

                   5.   (a)  Application Form for Individual Flexible Premium
                             Deferred Variable Accumulation Annuity
                             Contract/7/

                        (b)  Variable Annuity PAC APP/1/

                        (c)  Application/Confirmation Form/7/

                   6.   (a)  Pacific Life's Articles of Incorporation/5/

                        (b)  By-laws of Pacific Life/5/

                   7.   Not applicable

                   8.   (a)  Fund Participation Agreement/7/

                        (b) Addendum to Fund Participation Agreement (to add Growth LT Series)/1/

                        (c) Addendum to Fund Participation Agreement (to add Equity and Bond and Income Series)/1/

                        (d) Addendum to Fund Participation Agreement (to add Aggressive Equity and Emerging Markets Portfolios)/3/

                   9. Opinion and Consent of legal officer of Pacific Mutual Life as to the legality of Contracts being registered./1/

                   10.  Independent Auditors' Consent/8/

                   11.  Not applicable

                   12.  Not applicable

                   13.  Performance Calculations/8/

                   14.  Not applicable

                   15.  Powers of Attorney/7/

                   16.  Not applicable

--------------
/1/ Included in Registrant's Form N-4/A, Accession No. 0000898430-95-002620 filed on October 19, 1995 and incorporated by reference herein.

/2/ Included in Registrant's Form N-4/A, Accession No. 0000898430-95-002620 filed on December 13, 1995 and incorporated by reference herein.

/3/ Included in Registrant's Form N-4/B, Accession No. 0000898430-96-001094 filed on March 29, 1996 and incorporated by reference herein.

/4/ Included in Registrant's Form N-4/B, Accession No. 0001017062-97-000787 filed on April 30, 1997 and incorporated by reference herein.

/5/ Included in Registrant's Form N-4/B, Accession No. 0001017062-98-000939 filed on April 29, 1998 and incorporated by reference herein.

/6/ Included in Registrant's Form N-4/B, Accession No. 0001017062-99-000758 filed on April 29, 1999 and incorporated by reference herein.

/7/ Included in Registrant's Form N-4/B, Accession No. 0001017062-00-000581, filed on February 29, 2000 and incorporated by reference herein.

/8/ Included in Registrant's Form N-4/B, Accession No. 0001017062-00-000957, filed on April 21, 2000 and incorporated by reference herein.

         Item 25.  Directors and Officers of Pacific Life

                                                 Positions and Offices
         Name and Address                         with Pacific Life
         Thomas C. Sutton                    Director, Chairman of the Board,
                                             and Chief Executive Officer

         Glenn S. Schafer                    Director and President

         Khanh T. Tran                       Director, Senior Vice President
                                             and Chief Financial Officer

         David R. Carmichael                 Director, Senior Vice President
                                             and General Counsel

         Audrey L. Milfs                     Director, Vice President and
                                             Corporate Secretary

         Edward R. Byrd                      Vice President and Controller

         Brian D. Klemens                    Vice President and Treasurer

         Gerald W. Robinson                  Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                  PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                                    LEGAL STRUCTURE


          Pacific Life is a California Stock Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company, formerly known as PM Group Life Insurance Company (an Arizona Corporation), Pacific Select Distributors, Inc. (formerly known as Pacific Mutual Distributors, Inc.), and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 40% ownership of American Maturity Life Insurance Company (a Connecticut Corporation), a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company and a 95% ownership of Grayhawk Golf Holdings, LLC). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC are PMRealty Advisors Inc., Pacific Financial Products Inc. (a Delaware Corporation), PPA LLC (a Delaware Limited Liability Company), CCM LLC (a Delaware Limited Liability Company), NFJ LLC (a Delaware Limited Liability Company), and PIMCO Holding LLC (a Delaware Limited Liability Company). Pacific Asset Management LLC has a 32% beneficial economic interest in PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc.; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.  Number of Contractholders

          Approximately 4,291 Qualified

          Approximately 9,119 Non-Qualified

Item 28.  Indemnification

          (a) The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) provides substantially as follows:

              Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

              PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

          (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) and Various Broker-Dealers provides substantially as follows:

              Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

         Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

         Item 29.  Principal Underwriters

                   (a) PSD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account and Pacific Select Fund.

                   (b) For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

                   (c) PSD retains no compensation or net discounts or commissions from the Registrant.

         Item 30.  Location of Accounts and Records

                        The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California
                        92660.

         Item 31.  Management Services

                   Not applicable

         Item 32.  Undertakings

                   The registrant hereby undertakes:

                   (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

                   (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

                   (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         Additional Representations

                   (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

                   (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of paragraphs(a) - (d) of the Rule have been complied with.

                   (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 7th day of August, 2000.

                                     SEPARATE ACCOUNT A
                                         (Registrant)

                                     By: PACIFIC LIFE INSURANCE COMPANY

                                     By: _____________________________________
                                         Thomas C. Sutton*
                                         Chairman and Chief Executive Officer

                                     By: PACIFIC LIFE INSURANCE COMPANY
                                         (Depositor)

                                     By: _____________________________________
                                         Thomas C. Sutton*
                                         Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

     Signature                  Title                               Date

________________________     Director, Chairman of the Board    August 7, 2000
Thomas C. Sutton*            and Chief Executive Officer

________________________     Director and President             August 7, 2000
Glenn S. Schafer*

________________________     Director, Senior Vice President    August 7, 2000
Khanh T. Tran*               and Chief Financial Officer

________________________     Director, Senior Vice President    August 7, 2000
David R. Carmichael*         and General Counsel

________________________     Director, Vice President and       August 7, 2000
Audrey L. Milfs*             Corporate Secretary

________________________     Vice President and Controller      August 7, 2000
Edward Byrd*

________________________     Vice President and Treasurer       August 7, 2000
Brian D. Klemens*

________________________     Executive Vice President           August 7, 2000
Gerald W. Robinson*

*By: /s/ David R. Carmichael                                    August 7, 2000
    ------------------------
     DAVID R. CARMICHAEL
     as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 6 of the Registration Statement filed on February 29, 2000 on Form N-4 for Separate Account A, Accession No. 0001017062-00-000581, as Exhibit 15).